Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 14, 2021	Oct. 31, 2019	Dec. 31, 2023	Dec. 31, 2022	Feb. 14, 2020	Dec. 31, 2019	Sep. 06, 2019
Related Party Transactions (Details) [Line Items]
Converted into loans			$ 1,408
Warrant per share (in Dollars per share)			$ 0.5
GS Holdings [Member]
Related Party Transactions (Details) [Line Items]
Principal amount							$ 1,100
Converted into loans							$ 350
Description of sponsor note			Up to $1,000 of the loans under the Sponsor Note could be converted into warrants, each warrant entitling the holders to receive one half of one ordinary share, at $0.50 per warrant.
Received additional amount		$ 750
Aggregate amount						$ 1,100
Debt Instrument, Convertible, Carrying Amount of Equity Component					$ 1,400
Conversion price (in Dollars per share)	$ 5				$ 5
Long-Term Debt, Maturity Date					Feb. 14, 2021
Conversion share (in Shares)	280,000